Average Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2024
Fidelity Intermediate Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.51%
Past 5 years	2.18%
Past 10 years	2.54%
Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.51%
Past 5 years	2.16%
Past 10 years	2.51%
Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.29%
Past 5 years	2.19%
Past 10 years	2.52%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB042
Average Annual Return:
Past 1 year	5.26%
Past 5 years	2.17%
Past 10 years	2.58%